Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,589,434.42

Principal:
Principal Collections	$15,185,789.84
Prepayments in Full	$8,089,664.31
Liquidation Proceeds	$358,820.72
Recoveries	$55,600.43
Sub Total	$23,689,875.30
Collections	$25,279,309.72

Purchase Amounts:
Purchase Amounts Related to Principal	$259,723.87
Purchase Amounts Related to Interest	$1,920.92
Sub Total	$261,644.79

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,540,954.51

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	31
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$25,540,954.51
Servicing Fee	$351,160.19	$351,160.19	$0.00	$0.00	$25,189,794.32
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,189,794.32
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$25,189,794.32
Interest - Class A-3 Notes	$78,954.97	$78,954.97	$0.00	$0.00	$25,110,839.35
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$25,023,116.43
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,023,116.43
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$24,973,004.35
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,973,004.35
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$24,928,543.27
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,928,543.27
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$24,864,614.02
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,864,614.02
Regular Principal Payment	$23,242,068.41	$23,242,068.41	$0.00	$0.00	$1,622,545.61
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,622,545.61
Residual Released to Depositor	$0.00	$1,622,545.61	$0.00	$0.00	$0.00
Total		$25,540,954.51

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$23,242,068.41
Total					$23,242,068.41
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,242,068.41	$46.30	$78,954.97	$0.16	$23,321,023.38	$46.46
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$23,242,068.41	$14.44	$325,180.30	$0.20	$23,567,248.71	$14.64

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$163,355,108.39	0.3254086	$140,113,039.98	0.2791096
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$407,095,108.39	0.2528478	$383,853,039.98	0.2384121

Pool Information
Weighted Average APR	4.388%	4.393%
Weighted Average Remaining Term	31.19	30.40
Number of Receivables Outstanding	34,015	33,039
Pool Balance	$421,392,224.50	$397,191,114.81
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$407,095,108.39	$383,853,039.98
Pool Factor	0.2569881	0.2422289

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$13,338,074.83
Targeted Overcollateralization Amount	$13,338,074.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$13,338,074.83

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	31

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		117	$307,110.95
(Recoveries)		137	$55,600.43
Net Losses for Current Collection Period			$251,510.52
Cumulative Net Losses Last Collection Period			$9,316,059.97
Cumulative Net Losses for all Collection Periods			$9,567,570.49

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.72%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.35%	590	$9,327,326.26
61-90 Days Delinquent	0.26%	65	$1,024,150.99
91-120 Days Delinquent	0.11%	18	$439,322.76
Over 120 Days Delinquent	0.29%	62	$1,168,124.10
Total Delinquent Receivables	3.01%	735	$11,958,924.11

Repossession Inventory:
Repossessed in the Current Collection Period		24	$365,381.53
Total Repossessed Inventory		35	$615,434.84

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1627%
Preceding Collection Period			0.6429%
Current Collection Period			0.7384%
Three Month Average			0.5147%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4314%
Preceding Collection Period			0.4233%
Current Collection Period			0.4389%
Three Month Average			0.4312%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer